Related Parties - Due to SunEdison and Affiliates, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Related Party Transactions [Abstract]
Due to SunEdison and affiliates, net	$ 15,223		$ 15,223		$ 16,692
Loss on receivables - affiliate	$ 0	$ 0	$ 0	$ 845